GUIDESTONE FUNDS
Supplement dated November 18, 2022
to
Prospectus dated May 1, 2022 as amended August 31, 2022
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
I.  SUB-ADVISER CHANGES FOR THE STRATEGIC ALTERNATIVES FUND
On May 26, 2022, Westwood Holdings Group, Inc. (“WHG”), a Dallas-based investment management boutique and wealth management firm, announced that the firm had entered into a definitive agreement to acquire Salient Partners, L.P. and its related entities including Forward Management, LLC (d/b/a Salient) (“Salient”) (the “Transaction”). In addition, as part of the Transaction, WHG will acquire Salient’s interest (approximately 47%) in Broadmark Asset Management LLC (“Broadmark”). The Transaction closed on November 18, 2022, and upon close of the Transaction, the sub-advisory agreement among GuideStone Funds (the “Trust”), GuideStone Capital Management, LLC (“GSCM”) and Salient and the sub-subadvisory agreement between Salient and Broadmark terminated. However, the Board of Trustees of the Trust, approved a new sub-advisory agreement among the Trust, GSCM and Westwood Management Corp. (“Westwood”, WHG’s registered investment adviser affiliate) and a new sub-subadvisory agreement between Westwood and Broadmark with both becoming effective upon close of the Transaction. There is no change to the nature, extent or quality of the investment advisory services that Broadmark provides to the Strategic Alternatives Fund (“SAF”) as a result of the Transaction.
In the section “Sub-Advisers and Portfolio Managers” for the SAF, beginning on page 97, the disclosure for Forward Management, LLC (d/b/a Salient) and Broadmark Asset Management LLC is deleted in its entirety and replaced with the following:

Westwood Management Corp. and Broadmark Asset Management LLC
Christopher J. Guptill Co-Chief Executive Officer and Chief Investment Officer of Broadmark Asset Management LLC	Since May 2021
Under the heading “Sub-Advisers” for the SAF, on page 200, the disclosure for Forward Management, LLC (d/b/a Salient) and Broadmark Asset Management LLC is deleted in its entirety and replaced with the following:
Westwood Management Corp. (“Westwood”) and Broadmark Asset Management LLC (“Broadmark”) are located at 200 Crescent Court, Suite 1200, Dallas, Texas 75201 and 1808 Wedemeyer Street, Suite 210, San Francisco, California 94129, respectively: Westwood is a registered investment adviser that commenced operations in 1983 and provides portfolio management services to individuals, investment companies, pension and profit-sharing plans, trusts, estates, charitable organizations, corporations, state and municipal government entities, pooled investment vehicles and sovereign wealth funds. As of September 30, 2022, the firm had approximately $12.1 billion in assets under management. For Westwood’s assigned portion of the Strategic Alternatives Fund, Westwood has engaged Broadmark to act as sub-subadviser. Broadmark commenced operations in 1999, has been a registered investment adviser since 2000 and is an affiliate of Westwood. Broadmark provides investment advisory services to separately managed accounts, registered investment companies, asset management firms and pooled investment vehicles intended for sophisticated investors and institutional investors. As of September 30, 2022, Broadmark had approximately $1.3 billion in assets under management. The portfolio manager who is primarily responsible for the day-to-day management of the portfolio account is Christopher J. Guptill, Co-Chief Executive Officer and Chief Investment Officer of Broadmark, since its inception in 1999. Mr. Guptill has over 30 years of investment experience.
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II.  PORTFOLIO MANAGER UPDATE FOR THE DEFENSIVE MARKET STRATEGIES® FUND AND VALUE EQUITY FUND
Effective no later than December 31, 2022, Phillip N. Davidson, CFA, Senior Vice President and Executive Portfolio Manager, will retire and will no longer serve as a portfolio manager to the assigned portion of the Defensive Market Strategies® Fund and Value Equity Fund, respectively, managed by American Century Investment Management, Inc. (“American Century”). Upon retirement, all references to Mr. Davidson will be deleted in their entirety.

III.  UPDATE TO MORE SHAREHOLDER INFORMATION
Under the heading “More Shareholder Information,” the section entitled “No Right to Redeem in Kind,” on page 220, is deleted in its entirety and replaced with the following:
Right to Redeem In Kind
Under certain circumstances, the Funds may honor redemption requests of certain affiliated persons using portfolio securities or other assets (“redemptions in kind”). Specifically, redemptions in kind may be effected for redeeming shareholders who are considered “affiliated persons” of a Fund by virtue of controlling, being controlled by or under common control with the Adviser. The Board has adopted procedures for redemptions in kind of affiliated persons of a Fund, as described in the SAI.
Under the heading “More Shareholder Information,” the following section is added immediately after the section “Right to Redeem In Kind,” on page 220:
Purchases In Kind
Each Fund may accept payment for shares in the form of securities that are permissible investments for the Fund from persons who are considered “affiliated persons” of the Fund by virtue of controlling, being controlled by or under common control with the Adviser. A Fund will not accept securities in exchange for shares of the Fund unless: (1) such securities are, at the time of the exchange, eligible to be included, or otherwise represented, in the Fund whose shares are to be issued; and (2) the affiliated person represents and agrees that all securities offered to be exchanged for shares of the Fund are not subject to any restrictions upon their sale by the portfolio under the Securities Act of 1933, or under the laws of the country in which the principal market for such securities exists, or otherwise.
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GUIDESTONE FUNDS
Supplement dated November 18, 2022
to
Statement of Additional Information (“SAI”) dated May 1, 2022 as amended August 31, 2022
This supplement provides new information beyond that contained in the SAI. It should be retained and read in conjunction with the SAI.
I.  UPDATE TO TRUSTEE AND OFFICER TABLE
Effective August 31, 2022, the number of portfolios in the Fund complex overseen by each Trustee, as reflected in the table beginning on page 62, increased from 24 to 26.
II.  SUB-ADVISER CHANGES FOR THE STRATEGIC ALTERNATIVES FUND
On May 26, 2022, Westwood Holdings Group, Inc. (“WHG”), a Dallas-based investment management boutique and wealth management firm, announced that the firm had entered into a definitive agreement to acquire Salient Partners, L.P. and its related entities including Forward Management, LLC (d/b/a Salient) (“Salient”) (the “Transaction”). In addition, as part of the Transaction, WHG will acquire Salient’s interest (approximately 47%) in Broadmark Asset Management LLC (“Broadmark”). The Transaction closed on November 18, 2022, and upon close of the Transaction, the sub-advisory agreement among GuideStone Funds (the “Trust”), GuideStone Capital Management, LLC (“GSCM”) and Salient and the sub-subadvisory agreement between Salient and Broadmark terminated. However, the Board of Trustees of the Trust, approved a new sub-advisory agreement among the Trust, GSCM and Westwood Management Corp. (“Westwood”, WHG’s registered investment adviser affiliate) and a new sub-subadvisory agreement between Westwood and Broadmark with both becoming effective upon close of the Transaction. There is no change to the nature, extent or quality of the investment advisory services that Broadmark provides to the Strategic Alternatives Fund (“SAF”) as a result of the Transaction.
In the section disclosing Control Persons of Sub-Advisers for the SAF, beginning on page 74, the disclosure pertaining to Forward Management, LLC (d/b/a Salient) is deleted in its entirety and the following disclosure is added in alphabetical order:
Westwood Management Corp. (“Westwood”), 200 Crescent Court, Suite 1200, Dallas, Texas 75201: Westwood, a registered investment adviser, was founded and registered with the SEC in April 1983. Westwood is a wholly owned subsidiary of Westwood Holdings Group, Inc., a NYSE-listed (NYSE: WHG) investment management boutique and wealth management firm.
In the section disclosing Portfolio Manager Compensation, beginning on page 92, the disclosure pertaining to Forward Management, LLC (d/b/a Salient) and Broadmark Asset Management LLC is deleted in its entirety and the following disclosure is added in alphabetical order:
Westwood Management Corp. (“Westwood”) and Broadmark Asset Management LLC (“Broadmark”). Westwood has engaged Broadmark to provide investment advisory services (i.e., serve as a sub-subadviser). Broadmark compensates its portfolio managers through a fixed annual salary, a discretionary bonus based upon the profitability of the firm and equity in the firm.
In “Appendix C – Descriptions of Proxy Voting Procedures,” the disclosure pertaining to Forward Management, LLC (d/b/a Salient) is deleted in its entirety and the following disclosure is added in alphabetical order:
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Westwood Management Corp. The Investment Adviser Policies and Procedures Manual of Westwood Holdings Group, Inc. includes Westwood Management Corp. and another registered investment adviser affiliate (collectively, “Westwood”). Westwood’s proxy voting is an important right of shareholders, and reasonable care and diligence must be taken to ensure that such rights are properly and timely exercised. Westwood has adopted the following procedures to implement the firm’s proxy voting policy, in addition to adopting the Glass Lewis & Co., LLC (“Glass Lewis”) Proxy Voting Guidelines. Westwood conducts reviews to monitor and ensure the firm’s policy is observed, implemented properly and amended or updated, as appropriate.
Voting Procedures
•
All employees forward proxy materials received on behalf of clients to Broadridge Financial Solutions, Inc. (“Broadridge”). Westwood has engaged Broadridge for assistance with the proxy voting process for clients and Glass Lewis provides voting recommendations;
•
Broadridge has access to holders’ records and determines which client accounts hold the security to which the proxy relates;
•
Absent material conflicts, Broadridge, with the vote recommendations from Glass Lewis, determines how Westwood should vote the proxy in accordance with applicable voting guidelines;
•
Westwood’s analysts review the Glass Lewis proxy voting recommendations on a bi-monthly basis. The analysts may choose to vote differently than Glass Lewis if believed to be in the best interest of a client or where a different vote is warranted in light of the respective investment strategy;
•
If Westwood chooses to vote differently than Glass Lewis, then Westwood overwrites the Glass Lewis recommendation on the ProxyEdge platform;
•
If Westwood agrees with the Glass Lewis recommendations, no action is necessary; and
•
Broadridge completes the proxy in a timely and appropriate manner.
•
For certain investment companies managed by Westwood and approved by the chief compliance officer (each, a “Westwood 12d1F Fund”), Westwood will implement echo voting for shares of other investment companies (each an “Acquired Fund”) held by a Westwood 12d1F Fund. The Data Management team will override any Glass Lewis proxy voting recommendations with respect to shares of an Acquired Fund held by a Westwood 12d1F Fund and, instead, will vote all such Acquired Fund shares pro rata with all other shareholders of each respective Acquired Fund. The Data Management team will record any votes made with echo voting as overrides to the Glass Lewis recommendations.
Disclosure
•
Westwood provides required disclosures in Form ADV Part 2A, which summarizes the firm’s proxy voting policies and procedures and includes information whereby clients may request information regarding how Westwood voted their respective proxies; and
•
Westwood’s disclosure summary includes a description of how clients may obtain a copy of the firm's proxy voting policies and procedures. Westwood’s proxy voting practice is disclosed in the firm's advisory agreements.
Client Requests for Information
•
All client requests for information regarding proxy votes, or regarding policies and procedures that are received by any supervised person, should be forwarded to the Operations team; and

•
In response to any request, the Data Management team prepares a written response with the information requested and, as applicable, includes the name of the issuer, the proposal voted upon and how Westwood voted the client’s proxy with respect to each proposal about which the client inquired.
Voting Guidelines
•
Westwood has engaged Broadridge and Glass Lewis for assistance with the proxy voting process for clients.
•
Westwood analysts review the Glass Lewis proxy voting recommendations using the following guidelines:
•
In the absence of specific voting guidelines from the client, Westwood votes proxies in the best interests of each client;
•
Westwood’s policy is to vote all proxies from a specific issuer the same way for each client absent qualifying restrictions or other mandates from a client;
•
Clients are permitted to place reasonable restrictions and mandates on Westwood’s voting authority in the same manner that they may place such restrictions on the actual selection of account securities;
•
Westwood generally votes in favor of routine corporate housekeeping proposals, such as the election of directors and selection of auditors absent conflicts of interest raised by an auditor’s non-audit services;
•
Westwood generally votes against proposals that cause board members to become entrenched or cause unequal voting rights; and
•
In reviewing proposals, Westwood further considers the opinion of management, the effect on management and the effect on shareholder value and the issuer's business practices.
Conflicts of Interest
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Westwood conducts periodic reviews to identify any conflicts that exist between the interests of the firm and the client by (i) reviewing the relationship of Westwood with the issuer of each security, and (ii) determining if Westwood or any of the firm’s supervised persons has any financial, business or personal relationship with the issuer;
•
If a material conflict of interest exists, Westwood will determine whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves or to address the voting issue through other objective means, such as voting in a manner consistent with a predetermined voting policy or receiving an independent third-party voting recommendation; and
•
Westwood will maintain a record of the voting resolution of any conflict of interest.
Proxy Voting Vendor Oversight. Westwood conducts initial and ongoing oversight of proxy voting vendors with participation by the Client Service, Compliance, Operations and Investment teams. In addition to conducting initial due diligence, Westwood monitors and reviews all third-party proxy services to evaluate any conflicts of interest, consistency of voting with guidelines, fees and disclosures and technical and operational capabilities, among other things. At least annually, Westwood audits, on a sampling basis, the recommendations received from Glass Lewis to assess the consistency of its recommendations with Glass Lewis’ published guidelines.
III.  PORTFOLIO MANAGER UPDATE FOR THE DEFENSIVE MARKET STRATEGIES® FUND AND VALUE EQUITY FUND
Effective no later than December 31, 2022, Phillip N. Davidson, CFA, Senior Vice President and Executive Portfolio Manager, will retire and will no longer serve as a portfolio manager to the assigned portions of the Defensive Market Strategies® Fund and the Value Equity Fund, respectively, managed by American Century

Investment Management, Inc. (“American Century”). Upon retirement, all references to Mr. Davidson will be deleted in their entirety.
IV.  ADDITION OF REDEMPTIONS IN-KIND FOR AFFILIATED PERSONS
After the section “Shares of Beneficial Interest,” which begins on page 120, the following section is added:
Redemptions In-Kind for Affiliated Persons
As described in the Prospectus, each Fund reserves the right, taking into account the best interests of its shareholders, to honor a redemption request by certain affiliated shareholders by transferring some of the securities held by the Fund directly to a redeeming shareholder (“redemptions in kind”). Specifically, redemptions in kind may be effected for redeeming shareholders who are considered “affiliated persons” of a Fund by virtue of controlling, being controlled by or under common control with the Adviser (an “affiliated shareholder”). The Board has adopted procedures for redemptions in kind of affiliated persons of a Fund. These procedures provide that a redemption in kind shall be effected at approximately the affiliated shareholder's proportionate share of the Fund's current net assets, and require the Adviser to determine: (i) that the redemption in kind will not favor the affiliated shareholder to the detriment of any of the Fund's remaining shareholders; (ii) in the context of another Fund redeeming from the distributing Fund, the redemption in kind will not favor the distributing Fund to the detriment of the redeeming Fund; and (iii) the redemption in kind is in the best interest of the distributing Fund. The procedures also require that the distributed securities be valued in the same manner as they are valued for purposes of computing the distributing Fund's NAV and that neither the affiliated shareholder nor any other party with the ability and pecuniary incentive to influence the redemption in kind selects, or influences the selection of, the distributed securities.
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